Note 7 - Shareholders' Deficit (Details Textual) - $ / shares		12 Months Ended
	Dec. 02, 2025	Dec. 31, 2025	Feb. 12, 2025	Dec. 31, 2024
Common Stock, Shares Authorized		100
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares, Issued		100
Common Stock, Shares, Outstanding		100
Archimedes Tech SPAC Partners II Co
Preferred Stock, Shares Authorized		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued		0		0
Preferred Stock, Shares Outstanding		0		0
Common Stock, Shares Authorized		400,000,000		400,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		6,590,000		5,750,000
Common Stock, Shares, Outstanding		6,590,000		5,750,000
Temporary Equity, Shares Outstanding (in shares)		23,000,000		0
Class of Warrant or Right, Outstanding		11,920,000
Warrants and Rights, Maximum Period After Business Acquisition, Prospectus Issued	20 days
Warrants and Rights, Maximum Period After Business Combination, Failure to File Prospectus, Cashless Exercise	60 days
Warrants and rights, Redemption Notice Period	30 days
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Outstanding		11,500,000
Warrants and Rights, Exercisable, Period After Business Combination		30 days
Warrants and Rights, Exercisable, Period After IPO		12 months
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Redemption Price	$ 0.01
Class of Warrant or Right, Redemption, Threshold Share Price	$ 18
Class of Warrant or Right, Redemption, Threshold Consecutive Trading Days	20 days
Class of Warrant or Right, Redemption, Threshold Trading Days	30 days
Class of Warrant or Right, Cashless Redemption, Threshold Trading Days	10 days
Warrants and Rights, Adjustment of Exercise Price, Minimum Price of Issued Shares in Business Acquisition	$ 9.2
Warrants and Rights, Adjustment of Exercise Price, Maximum Percentage of Equity Proceeds	60.00%
Warrants and Rights, Adjustment of Exercise Price, Minimum Market Value	$ 9.2
Class of Warrants or Rights, Adjustment of Exercise Price, Exercise Price, Percentage of Market Value or Newly Issued Price	115.00%
Class of Warrants or Rights, Adjustment of Exercise Price, Redemption Threshold, Percentage of Market Value or Newly Issued Price	180.00%
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Outstanding		420,000